Common Stock and Stock Purchase Warrants (Details Textual) - USD ($)		1 Months Ended				12 Months Ended
	Mar. 11, 2015	Dec. 31, 2015	Feb. 28, 2015	Jan. 28, 2013	Mar. 24, 2011	Apr. 30, 2015	Apr. 30, 2014	Jan. 31, 2016	Dec. 01, 2014
Stock Issued During Period, Shares, Acquisitions				1,550,000	1,044,444
Common Stock Purchase Price				$ 6.00	$ 9.00
Stock Issued During Period, Value, Share-based Compensation, Gross				$ 9,300,000	$ 9,400,000
Issuance of Additional Common Shares to Investors						1,468,161
Proceeds from Issuance of Common Stock and Warrants				$ 9,100,000
Debt Conversion, Original Debt, Amount		$ 1,000,000
Repurchase Of Stock In Put Option						$ 4.80
Common Stock, Shares Authorized						200,000,000	125,000,000	200,000,000
Warrant Modification Charge						$ 586,000	$ 0
Securities Purchase Agreement 2011 [Member]
Warrants Exercise Price Per Share					$ 4.80
Stock Issued During Period, Shares, New Issues					188,704
Additional Warrants Issued To Investors					131,945
Warrant Modification Charge					$ 413,521
Securities Purchase Agreement 2013 [Member]
Warrants Exercise Price Per Share				$ 4.80
Additional Warrants Issued To Investors				100,750
Warrant Modification Charge				$ 172,344
Securities Purchase Agreement 2015 [Member]
Unit Description	$0.001 per share (the Common Stock) and a warrant to buy 0.55 shares of Common Stock at$5.76 per share (the Warrants), at a purchase price of $4.80 per unit, for an aggregate of $14,000,000.
Debt Instrument, Increase, Accrued Interest	$ 60,000
Debt Conversion Converted Instrument Discount Rate	5.00%
Convertible Promissory Notes [Member]
Short-term Debt, Percentage Bearing Fixed Interest Rate									12.00%
Short-term Debt, Terms		90 days
Debt Instrument, Maturity Date			Apr. 01, 2015
Term Of Warrants		5 years
Convertible Debt [Member]
Debt Instrument, Increase, Accrued Interest	$ 60,000
Debt Conversion Converted Instrument Discount Rate	5.00%
January 2013 Private Placement [Member]
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures				$ 500,000
Warrants Issued During Period for Common Stock						155,000
Warrants Exercise Price Per Share						$ 7.92
Percentage of Common Stock Purchased						25.00%
Issuance of Additional Common Shares to Investors						88,722
Net Shares Reclassified to Mandatorily Redeemable Capital Stock, Value						$ 8,800,000
Proceeds from Issuance of Common Stock and Warrants						9,300,000
Proceeds from Issuance of Warrants						400,000
Incremental Compensation Cost						$ 200,000
April 2011 Private Placement [Member]
Common Stock Purchase Price						$ 9.00
Warrants Issued During Period for Common Stock						105,556
Warrants Exercise Price Per Share						$ 10.80
Net Shares Reclassified to Mandatorily Redeemable Capital Stock, Value						$ 25
Proceeds from Issuance of Warrants						900,000
Incremental Compensation Cost						$ 300,000
April 2011 Private Placement [Member] | Minimum [Member]
Warrants Exercise Price Per Share						$ 6.00
April 2011 Private Placement [Member] | Maximum [Member]
Warrants Exercise Price Per Share						$ 10.80
March 2015 Private Placement [Member]
Net Shares Reclassified to Mandatorily Redeemable Capital Stock, Value						$ 8,000,000
Proceeds from Issuance of Common Stock and Warrants						14,000,000
Proceeds from Issuance of Warrants						100,000
Incremental Compensation Cost						880,000
Warrants and Rights Outstanding						$ 1,600,000